Balance sheets - USD ($)	Nov. 30, 2022	Nov. 30, 2021
Current assets
Cash	$ 1,260,199	$ 357,189
Accounts receivable, net of allowance of $7,500 and $0	74,167	15,000
Inventories	347,207	418,451
Prepaid expenses	584,132	18,943
Contract asset	43,528
Total current assets	2,309,233	809,583
Property and equipment, net	2,563,766	2,193,565
Deposits	35,000	35,000
Right of use asset	4,239,676	3,123,565
Total assets	9,147,675	6,161,713
Current liabilities
Accounts payable	627,976	468,487
Accrued payroll liabilities	70,973	45,361
Other current liabilities		34,000
Contract liabilities - customer deposits	2,842,356	1,007,709
Lease liability - current portion	475,195	455,661
Total current liabilities	4,016,500	2,011,218
Noncurrent liabilities
Lease liability, net of current portion	3,876,145	2,740,852
Total liabilities	7,892,645	4,752,070
Commitments and contingencies (note 12)
Stockholders’ equity
Common stock value	500	500
Preferred stock value	19	10
Additional paid-in capital	4,786,652	2,588,161
Accumulated deficit	(3,532,141)	(1,179,028)
Total stockholders’ equity	1,255,030	1,409,643
Total liabilities and stockholders’ equity	$ 9,147,675	$ 6,161,713